Share Capital (Narrative) (Details)						1 Months Ended				12 Months Ended
	Jan. 17, 2019 CAD ($) $ / shares shares	Oct. 09, 2018 CAD ($)	Aug. 01, 2018 shares	Aug. 01, 2018 $ / shares	Jul. 10, 2018 CAD ($) $ / shares	Oct. 10, 2019 CAD ($) $ / shares shares	Jul. 31, 2018 shares	Oct. 19, 2017 CAD ($) shares	Feb. 24, 2017 CAD ($) Month Share shares	Dec. 31, 2019 CAD ($) Year shares $ / shares	Dec. 31, 2018 CAD ($) Share Year shares $ / shares	Dec. 31, 2017 CAD ($) Year shares $ / shares	Dec. 31, 2016 shares $ / shares	Dec. 31, 2015 shares
Share capital [Line Items]
Finder's fee								$ 28,366	$ 28,669		$ 256,392	$ 319,965
Number of warrants granted in share-based payment arrangement | shares											1,071,580
Weighted average exercise price of warrants granted in share-based payment arrangement											$ 0.95
Increase (decrease) in number of shares outstanding | shares								2,815,881	2,532,100
Equity issuance, price per share								$ 0.41	$ 2
Gross proceeds on issuance of common shares								$ 1,154,511	3,165,264		$ 2,563,919	4,320,497
Proceeds on issuance of shares on exercise of warrants												$ 371,551
Expected volatility, share options granted										0.00%	104.00%	154.00%
Risk free interest rate, share options granted										0.00%	2.19%	1.11%
Option life, share options granted | Year										0	5	5
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares											$ 0.43	$ 1.64
Number of share options cancelled in share-based payment arrangement | shares										250,000	430,000	15,000
Stock-based compensation										$ 26,275	$ 326,367	$ 115,800
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares										$ 0.77	$ 0.79	$ 2.04	$ 2.89
Number of share options granted in share-based payment arrangement | shares			50,000				1,060,000			1,110,000	1,110,000	75,000	1,025,000	15,000
Gain on debt settlement										$ 107,395
Vest immediately
Share capital [Line Items]
Number of share options vested | Share											910,000
Vest in equal amounts each calendar quarter over the next 24 months
Share capital [Line Items]
Number of share options vested | Share											200,000
Settlement Agreements [Member] | Certain creditors ("Creditors") [Member]
Share capital [Line Items]
Amount of debt settlement	$ 349,555					$ 210,369
Number of shares issued to creditors | shares	735,904					751,318
Share price | $ / shares	$ 0.475					$ 0.280
Gain on debt settlement	$ 92,368					$ 15,027
YOFOTO (China) Health Industry Co. Ltd. [Member] | Definitive Licensing And Collaborative Agreement [Member] | Replicel [Member]
Share capital [Line Items]
Milestone payments					$ 4,750,000
Royalty expense					7,000,000
YOFOTO (China) Health Industry Co. Ltd. [Member] | Definitive Licensing And Collaborative Agreement [Member] | Private Placement [Member] | Replicel [Member]
Share capital [Line Items]
Finder's fee					$ 252,392
License period					15 years
Amount invested in private placement		$ 5,090,005			$ 5,090,005
Share price | $ / shares					$ 0.95
Warrant exercise price | $ / shares					$ 0.95
Percentage of warrant coverage					20.00%
Warrant exercisable period					2 years
Ownership description of shares		19.9%			over 19.9%
Stock Option Plan [Member]
Share capital [Line Items]
Weighted average exercise price of warrants granted in share-based payment arrangement												$ 1.64
Description of stock option plan										On May 21, 2014, the Company approved a Stock Option Plan whereby the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan cannot exceed 10% of the outstanding common shares of the Company as at the date of the grant. The stock options can be exercisable for a maximum of 10 years from the grant date and with various vesting terms.
Contractual life of share options granted				5 years								5 years
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 0.43
Stock-based compensation										$ 26,275	$ 326,367	$ 115,800
Weighted average remaining contractual life of outstanding share options										2 years 10 months 17 days
Unrecognized stock based compensation										$ 3,409	$ 31,285
Stock Option Plan [Member] | Bottom of range [Member]
Share capital [Line Items]
Contractual life of share options granted												5 years
Contractual life of share options vesting												1 year
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares												$ 0.36
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares										$ 0.43
Stock Option Plan [Member] | Top of range [Member]
Share capital [Line Items]
Contractual life of share options granted												7 years
Contractual life of share options vesting												5 years
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares												$ 1.64
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares										$ 8.50
Agent's warrants [Member]
Share capital [Line Items]
Finder's fee									$ 218,130
Number of warrants granted in share-based payment arrangement | Share									174,504
Weighted average exercise price of warrants granted in share-based payment arrangement									$ 2
Fair value of warrants granted									$ 100,248
Expected dividend as percentage, warrants granted									0.00%
Expected volatility, warrants granted									96.81%
Risk free interest rate, warrants granted									1.11%
Expected life, warrants granted | Month									36
Non-Brokered Financing [Member] | Agent's warrants [Member]
Share capital [Line Items]
Number of warrants exercised in share-based payment arrangement | Share									15,000
Corporate finance fee									$ 44,800